Identifiable Intangible Assets and Goodwill - Expected Future Amortization of Intangible Assets (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Future amortization of intangible assets [Abstract]
2024	$ 22,790
2025	20,869
2026	18,857
2027	15,193
2028	7,174
Thereafter	0
Total	$ 84,883	$ 101,911